SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2011
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
The following table lists the Company's significant subsidiaries and their purpose as at December 31, 2011. Unless otherwise indicated, the Company owns a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns Golar Mazo
Golar LNG 1460 Corporation	Marshall Islands	Owns Golar Viking
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar LNG 2234 Corporation	Republic of Liberia	Owns Golar Maria
Golar Management Limited	United Kingdom	Management company
Golar Spirit (UK) Limited	United Kingdom	Operates and leases Golar Spirit
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar Partners Operating LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Partners LP – Limited Partnership	Marshall Islands	Holding Partnership
Golar LNG Energy Limited	Bermuda	Holding company
Golar Freeze Limited	Marshall Islands	Owns Golar Freeze
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar Gimi Limited	Marshall Islands	Owns Gimi
Golar Hilli Limited	Marshall Islands	Owns Hilli
Golar Khannur Corporation	Marshall Islands	Owns and operates Nusantara Regas Satu (formerly named the Khannur)
Golar Commodities Limited	Bermuda	Trading company
Commodities Advisors LLC	United States of America	Holding company
Golar Hull M2021 Corporation	Marshall Islands	Owns Newbuilding Hull 2021
Golar Hull M2022 Corporation	Marshall Islands	Owns Newbuilding Hull 2022
Golar Hull M2023 Corporation	Marshall Islands	Owns Newbuilding Hull 2023
Golar Hull M2024 Corporation	Marshall Islands	Owns Newbuilding Hull 2024
Golar Hull M2026 Corporation	Marshall Islands	Owns Newbuilding Hull 2026
Golar Hull M2027 Corporation	Marshall Islands	Owns Newbuilding Hull 2027
Golar Hull M2028 Corporation	Marshall Islands	Owns Newbuilding Hull 2028
Golar Hull M2031 Corporation	Marshall Islands	Owns Newbuilding Hull 2031
Golar Hull M2047 Corporation	Marshall Islands	Owns Newbuilding Hull 2047